Condensed Consolidated Statements of Operations (Unaudited) (Parentheticals) - $ / shares	3 Months Ended		9 Months Ended
	Sep. 30, 2022	Sep. 30, 2021	Sep. 30, 2022	Sep. 30, 2021
Income Statement [Abstract]
Loss per share, diluted	$ (0.07)	$ (0.17)	$ (0.80)	$ (0.30)
Weighted average shares outstanding, diluted	28,008,542	13,818,890	28,008,542	13,835,274